Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM Jennison Better Future ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Better Future ETF
Class Name	PGIM Jennison Better Future ETF
Trading Symbol	PJBF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 10,088,112
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 10,088,112
Number of fund holdings	36
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	23.6%
Interactive Media & Services	9.5%
Electrical Equipment	9.0%
IT Services	8.1%
Textiles, Apparel & Luxury Goods	7.4%
Software	6.2%
Pharmaceuticals	5.9%
Broadline Retail	5.0%
Health Care Equipment & Supplies	4.2%
Affiliated Mutual Fund - Short-Term Investment	4.2%
Specialty Retail	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electric Utilities	2.5%
Banks	2.3%
Personal Care Products	2.0%
Capital Markets	1.7%
Financial Services	1.0%
Automobiles	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Jennison Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth ETF
Class Name	PGIM Jennison Focused Growth ETF
Trading Symbol	PJFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 132,531,301
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 132,531,301
Number of fund holdings	35
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.8%
Software	15.2%
Interactive Media & Services	12.6%
Broadline Retail	8.1%
Technology Hardware, Storage & Peripherals	8.1%
Entertainment	5.5%
Aerospace & Defense	5.5%
Pharmaceuticals	4.4%
Automobiles	3.6%
Financial Services	3.4%
Consumer Staples Distribution & Retail	3.1%
IT Services	2.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.5%
Biotechnology	1.3%
Specialty Retail	1.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Jennison Focused Mid-Cap ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Mid-Cap ETF
Class Name	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 16,356,411
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 16,356,411
Number of fund holdings	41
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
2/2
8
/2026?
Industry Classification	% of Net Assets
Insurance	9.4%
Semiconductors & Semiconductor Equipment	9.4%
Multi-Utilities	8.0%
Metals & Mining	6.8%
Machinery	6.3%
Banks	5.4%
Electrical Equipment	5.2%
Textiles, Apparel & Luxury Goods	5.0%
Affiliated Mutual Fund - Short-Term Investment	4.4%
Specialized REITs	4.0%
Trading Companies & Distributors	4.0%
Biotechnology	3.5%
Oil, Gas & Consumable Fuels	3.3%
Aerospace & Defense	3.3%
Capital Markets	3.0%
Industry Classification	% of Net Assets
Real Estate Management & Development	2.9%
Specialty Retail	2.8%
Hotels, Restaurants & Leisure	2.6%
Marine Transportation	2.6%
Pharmaceuticals	2.5%
Interactive Media & Services	1.8%
Consumer Staples Distribution & Retail	1.6%
Health Care Providers & Services	1.3%
Household Durables	0.9%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Jennison Focused Value ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value ETF
Class Name	PGIM Jennison Focused Value ETF
Trading Symbol	PJFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 44,630,544
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 44,630,544
Number of fund holdings	35
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	11.7%
Semiconductors & Semiconductor Equipment	10.5%
Oil, Gas & Consumable Fuels	8.8%
Multi-Utilities	7.7%
Pharmaceuticals	7.0%
Interactive Media & Services	6.6%
Aerospace & Defense	5.9%
Machinery	4.7%
Consumer Staples Distribution & Retail	4.5%
Affiliated Mutual Fund - Short-Term Investment	4.0%
Household Durables	3.9%
Broadline Retail	3.0%
Building Products	2.9%
Insurance	2.7%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.7%
Capital Markets	2.5%
Electrical Equipment	2.5%
Automobiles	2.4%
Ground Transportation	2.3%
Biotechnology	2.2%
Technology Hardware, Storage & Peripherals	1.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Jennison International Opportunities ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities ETF
Class Name	PGIM Jennison International Opportunities ETF
Trading Symbol	PJIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 31,905,118
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 31,905,118
Number of fund holdings	36
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	23.9%
Aerospace & Defense	16.1%
Textiles, Apparel & Luxury Goods	9.3%
Pharmaceuticals	5.6%
Electrical Equipment	5.3%
Affiliated Mutual Fund - Short-Term Investment	4.5%
IT Services	4.1%
Technology Hardware, Storage & Peripherals	3.7%
Banks	3.7%
Entertainment	3.6%
Specialty Retail	3.2%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	2.6%
Interactive Media & Services	2.5%
Personal Care Products	2.5%
Broadline Retail	1.7%
Health Care Equipment & Supplies	1.6%
Wireless Telecommunication Services	1.4%
Software	1.0%
Automobiles	0.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

PGIM Portfolio Ballast ETF
Shareholder Report [Line Items]
Fund Name	PGIM Portfolio Ballast ETF
Class Name	PGIM Portfolio Ballast ETF
Trading Symbol	PBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 75,243,796
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 75,243,796
Number of fund holdings	14
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	51.2%
Options Purchased	20.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	12.7%
Affiliated Mutual Fund - Short-Term Investment	11.2%
Unaffiliated Exchange-Traded Funds - Equity	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

PGIM AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO ETF
Class Name	PGIM AAA CLO ETF
Trading Symbol	PAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 7,481,715,266
Holdings Count | Holding	346
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 7,481,715,266
Number of fund holdings	346
Portfolio turnover rate for the period	22%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?
Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	95.5
Cash/Cash Equiva len ts	4.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Active Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active Aggregate Bond ETF
Class Name	PGIM Active Aggregate Bond ETF
Trading Symbol	PAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 101,980,787
Holdings Count | Holding	499
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 101,980,787
Number of fund holdings	499
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	33.0
AA	37.6
A	10.3
BBB	12.1
Not Rated	6.0
Cash/Cash Equivalents	0.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Active High Yield Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active High Yield Bond ETF
Class Name	PGIM Active High Yield Bond ETF
Trading Symbol	PHYL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,253,630,370
Holdings Count | Holding	776
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,253,630,370
Number of fund holdings	776
Portfolio turnover rate for the period	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.3
A	0.2
BBB	8.9
BB	52.7
B	25.4
CCC	7.8
D	0.1
Not Rated	1.8
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Corporate Bond 0-5 Year ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 0-5 Year ETF
Class Name	PGIM Corporate Bond 0-5 Year ETF
Trading Symbol	PCS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Corporate Bond 0-5 Year ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 0-5 Year ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 526,552,653
Holdings Count | Holding	263
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 526,552,653
Number of fund holdings	263
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	17.2
A	34.2
BBB	44.5
Cash/Cash Equivalents	0.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Corporate Bond 5-10 Year ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 5-10 Year ETF
Class Name	PGIM Corporate Bond 5-10 Year ETF
Trading Symbol	PCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Corporate Bond 5-10 Year ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 5-10 Year ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 543,762,008
Holdings Count | Holding	242
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 543,762,008
Number of fund holdings	242
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	0.1
AA	17.1
A	39.8
BBB	42.9
Cash/Cash Equivalents	0.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Corporate Bond 10+ Year ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 10+ Year ETF
Class Name	PGIM Corporate Bond 10+ Year ETF
Trading Symbol	PCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Corporate Bond 10+ Year ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 10+ Year ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 77,088,314
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 77,088,314
Number of fund holdings	161
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	7.9
AA	22.2
A	36.8
BBB	33.5
Cash/Cash Equivalents	(0.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Floating Rate Income ETF
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income ETF
Class Name	PGIM Floating Rate Income ETF
Trading Symbol	PFRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 109,361,550
Holdings Count | Holding	430
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 109,361,550
Number of fund holdings	430
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.3
AA	10.4
A	4.4
BBB	11.2
BB	24.6
B	41.2
CCC	2.3
Not Rated	3.7
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Municipal Income Opportunities ETF
Shareholder Report [Line Items]
Fund Name	PGIM Municipal Income Opportunities ETF
Class Name	PGIM Municipal Income Opportunities ETF
Trading Symbol	PMIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 42,701,721
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 42,701,721
Number of fund holdings	87
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.4
AA	37.5
A	19.6
BBB	12.1
BB	4.2
Not Rated	21.4
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration HIgh Yield ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield ETF
Class Name	PGIM Short Duration High Yield ETF
Trading Symbol	PSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 134,413,833
Holdings Count | Holding	454
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 134,413,833
Number of fund holdings	454
Portfolio turnover rate for the period	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.3
BBB	8.5
BB	49.5
B	22.0
CCC	9.1
D	0.1
Not Rated	1.7
Cash/Cash Equivalents	(0.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration Multi-Sector Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond ETF
Class Name	PGIM Short Duration Multi-Sector Bond ETF
Trading Symbol	PSDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 166,678,980
Holdings Count | Holding	787
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 166,678,980
Number of fund holdings	787
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	57.7
AA	20.8
A	4.7
BBB	10.5
BB	6.2
B	2.1
CCC	0.6
Not Rated	2.0
Cash/Cash Equivalents	(4.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond ETF
Class Name	PGIM Total Return Bond ETF
Trading Symbol	PTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 869,909,988
Holdings Count | Holding	1,358
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 869,909,988
Number of fund holdings	1,358
Portfolio turnover rate for the period	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	46.8
AA	24.5
A	6.4
BBB	13.2
BB	4.7
B	2.4
CCC	0.4
Not Rated	3.0
Cash/Cash Equivalents	(1.6)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Ultra Short Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Bond ETF
Class Name	PGIM Ultra Short Bond ETF
Trading Symbol	PULS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 14,204,356,379
Holdings Count | Holding	630
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 14,204,356,379
Number of fund holdings	630
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	12.2
AA	31.3
A	39.9
BBB	9.3
BB	2.6
Not Rated	5.4
Cash/Cash Equivalents	(0.7)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Ultra Short Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Municipal Bond ETF
Class Name	PGIM Ultra Short Municipal Bond ETF
Trading Symbol	PUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents . You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 67,152,742
Holdings Count | Holding	193
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 67,152,742
Number of fund holdings	193
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	11.8
AA	37.3
A	35.2
BBB	9.0
Not Rated	4.0
Cash/Cash Equivalents	1.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.